Organization and Principal Activities (Details Narrative)					1 Months Ended	12 Months Ended
	Sep. 26, 2019 CNY (¥)	Jul. 28, 2017 USD ($) $ / shares shares	May 09, 2017 $ / shares shares	Apr. 26, 2016 CNY (¥)	Dec. 30, 2018 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Nov. 23, 2017	Nov. 21, 2017 shares	Dec. 29, 2016 USD ($)	Dec. 29, 2016 CNY (¥)	Sep. 16, 2014
New shares issued, value								$ 18,205,522
Offering expenses								$ 1,262,562
Common stock, shares issued | shares						22,114,188	22,114,188	22,114,188
Common stock, shares outstanding | shares						22,114,188	22,114,188	22,114,188
Net (loss) income						$ (61,995,758)	$ (3,818,737)	$ 24,048,184
Exclusive Option Agreement [Member]
Agreement term	10 years			10 years
Sheng Ying Xin [Member]
Percentage of ownership of subsidiary									100.00%
Sheng Ying Xin [Member] | Exclusive Business Cooperation Agreement [Member]
Percentage of net profit				100.00%
Agreement term				10 years
Jianxin Lin [Member]
Net (loss) income					$ 2,062,000
IPO [Member]
Warrants issued to purchase shares | shares			91,042							91,042
Warrant exercise price, percentage			120.00%
Warrant exercise price | $ / shares			$ 12
Warrant exercisable term			2 years
IPO [Member] | New Investors [Member]
Number of new shares issued | shares		2,023,146
Shares issued price per share | $ / shares		$ 10.00
New shares issued, value		$ 20,231,460
Offering expenses		1,262,562
Deferred issuing cost		$ 763,365
RMB [Member] | Exclusive Option Agreement [Member]
Consideration for exercise option | ¥	¥ 1			¥ 1
Sheng Ying Xin [Member]
Registered capital											$ 726,600
Percentage of ownership of subsidiary											1.00%	1.00%
Direct ownership percentage													99.00%
Indirect ownership percentage													1.00%
Sheng Ying Xin [Member] | RMB [Member]
Registered capital | ¥												¥ 5,000,000
Mr. Jianxin Lin [Member]
Percentage of ownership of subsidiary						60.22%